Inverse Dow 2x Strategy Fund Average Annual Total Returns - Class H [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Dow Jones Industrial Average® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.99%	10.55%	11.57%
Class H
Prospectus [Line Items]
Average Annual Return, Percent	(16.42%)	(23.90%)	(24.07%)
Class H | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(17.70%)	(24.18%)	(24.22%)
Class H | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(9.77%)	(15.51%)	(11.76%)